Related Party Transactions - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 01, 2021	Apr. 07, 2021	Jan. 25, 2021	Aug. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Oct. 31, 2022	Oct. 28, 2022	Sep. 29, 2022
Related Party Transaction [Line Items]
Ordinary shares, shares outstanding										23,264,839	28,750,000
Accounts payable - related party					$ 35,425		$ 49,182	$ 104,808
Extension Loan
Related Party Transaction [Line Items]
Outstanding amount of debt					491,578			196,631	$ 196,631
Working Capital Loans | Convertible Promissory Note
Related Party Transaction [Line Items]
Outstanding amount of debt					450,000			25,000
Reimbursed Expenses- Related Party
Related Party Transaction [Line Items]
Related party transaction accrued expenses incurred					15,425	$ 47,652	29,182	316,861
Accounts payable - related party					$ 15,425	25,799	$ 29,182	84,808
Reimbursed Expenses- Related Party
Related Party Transaction [Line Items]
Accounts payable - related party								$ 55,626
Class B Ordinary Shares
Related Party Transaction [Line Items]
Ordinary shares, shares outstanding				5,750,000	5,750,000		5,750,000	5,750,000		5,750,000	5,750,000
Class A Ordinary Shares
Related Party Transaction [Line Items]
Ordinary shares, shares outstanding					0		0	0		17,514,839	23,000,000
Class A Ordinary Shares | Extension Loan Warrants
Related Party Transaction [Line Items]
Debt instrument conversion price per share									$ 1
One Class A Ordinary Share | Extension Loan Warrants
Related Party Transaction [Line Items]
Warrants price									$ 11.5
Administrative Support Agreement
Related Party Transaction [Line Items]
Related party transaction administration support expenses incurred						$ 30,000
Founder Shares
Related Party Transaction [Line Items]
Stock issued during the period for services value			$ 25,000
Share price		$ 0.003
Number of sale units		90,000
Share-based compensation shares grant date fair value per share					$ 2.08
Share-based compensation shares vested					187,489
Founder Shares | Class B Ordinary Shares
Related Party Transaction [Line Items]
Stock issued during the period shares issued for services			7,187,500
Founder shares forfeited during the period	0
Founder Shares | Upon Consummation of Business Combination
Related Party Transaction [Line Items]
Share-based compensation shares grant date fair value per share								$ 2.08
Share-based compensation shares vested								187,489
Founder Shares | Three Independent Directors
Related Party Transaction [Line Items]
Number of sale units		30,000
Sponsor
Related Party Transaction [Line Items]
Stock issued during the period for services value				$ 0
Number of shares surrendered				1,437,500
Ordinary shares, shares outstanding				5,750,000
Sponsor | Promissory Note
Related Party Transaction [Line Items]
Outstanding amount of debt	$ 223,765						$ 0	$ 0
Aggregate principal amount			$ 300,000
Sponsor | Working Capital Loans
Related Party Transaction [Line Items]
Outstanding amount of debt							0	$ 25,000
Debt instrument conversion price per share					$ 1			$ 1
Sponsor | Class B Ordinary Shares
Related Party Transaction [Line Items]
Stock issued during the period for services value				$ 0
Number of shares surrendered				1,437,500
Ordinary shares, shares outstanding				5,750,000
Minimum holding period for transfer, assignment or sale of founder shares					1 year			1 year
Sponsor | Class A Ordinary Shares
Related Party Transaction [Line Items]
Share price					$ 12			$ 12
Threshold trading days					20 days			20 days
Threshold consecutive trading days					30 days			30 days
Period after initial business combination					150 days			150 days
Sponsor | Maximum | Convertible Promissory Note
Related Party Transaction [Line Items]
Aggregate principal amount									$ 720,000
Sponsor | Maximum | Working Capital Loans
Related Party Transaction [Line Items]
Aggregate principal amount					$ 2,500,000			$ 2,500,000
Sponsor | Administrative Support Agreement
Related Party Transaction [Line Items]
Related party transaction administration support expenses incurred							20,000	120,000
Outstanding amount of debt					20,000
Accounts payable - related party							$ 20,000	20,000
Sponsor | Administrative Support Agreement | Maximum
Related Party Transaction [Line Items]
Related party transaction fees payable per month					10,000			10,000
Extension Loan | Convertible Promissory Note
Related Party Transaction [Line Items]
Outstanding amount of debt					$ 491,578			$ 196,631